PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

	As of
	December 31, 2024	June 30, 2025
At cost:
Leasehold improvements	$1,024,258	$1,199,036
Freehold land and buildings	5,443,175	6,303,000
Office equipment	207,862	227,098
Furniture and fixtures	674,198	849,067
Motor vehicles	74,473	81,202
	7,423,966	8,659,403
Less: accumulated depreciation	(3,689,809)	(4,159,815)
Property, plant and equipment, net	$3,734,157	$4,499,588